Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities
Accrued interest	$ 10,599	$ 8,312
Accrued dry-docking expenses	5,334	3,276
Accrued expenses	7,711	8,870
Total	$ 23,644	$ 20,458